Earnings per Share_Diluted Earnings Per Share(Details)		12 Months Ended
		Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares	Dec. 31, 2018 KRW (₩) ₩ / shares shares
Basic And Diluted Earnings Per Share Abstract [Abstract]
Explanation Of Adjustments Between Denominators Used To Calculate Basic And Diluted Earnings Per Share		A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants. In addition, exchangeable bonds issued for the year ended December 31, 2020, were included in potential ordinary shares from the exercisable date of the exchange right, and interest expenses after tax for the period were added to profit for diluted earnings per share.		A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.	A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity Including Dilutive Effects Abstract [Abstract]
Profit attributable to shareholders of the Parent Company		₩ 3,455,151,501,224		₩ 3,311,827,412,557	₩ 3,061,191,387,929
Deduction: Dividends on hybrid securities		22,859,500,000		6,512,500,000	0
Profit attributable to the ordinary equity holders of the Parent Company		3,432,292,001,224		3,305,314,912,557	3,061,191,387,929
Adjustments: Interest expense on exchangeable bonds		798,012,332		0	0
Adjusted profit for diluted earnings per share		₩ 3,433,090,013,556		₩ 3,305,314,912,557	₩ 3,061,191,387,929
Weighted Average Shares And Adjusted Weighted Average Shares Abstract
Weighted average number of ordinary shares outstanding | shares		389,634,335		391,131,683	396,499,958
Stock grants | shares		3,416,737		2,890,513	2,307,630
Exchangeable bonds | shares		1,707,650		0	0
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		394,758,722		394,022,196	398,807,588
Basic and diluted earnings per share [Abstract]
Adjusted profit for diluted earnings per share		₩ 3,433,090,013,556		₩ 3,305,314,912,557	₩ 3,061,191,387,929
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share | shares		394,758,722		394,022,196	398,807,588
Diluted earnings per share | (per share)	[1]	₩ 8,697	$ 8.01	₩ 8,389	₩ 7,676

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.